Fair Value Measurements (Details) - Schedule financial liabilities that are measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Investments held in Trust Account	$ 375,029,850	$ 375,007,974
Liabilities:
Derivative warrant liabilities Public Warrants	23,125,000	18,683,920
Derivative warrant liabilities Private Warrants
Level 2 [Member]
Assets:
Investments held in Trust Account
Liabilities:
Derivative warrant liabilities Public Warrants
Derivative warrant liabilities Private Warrants
Level 3 [Member]
Assets:
Investments held in Trust Account
Liabilities:
Derivative warrant liabilities Public Warrants
Derivative warrant liabilities Private Warrants	$ 11,716,670	$ 9,816,670